Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 28, 2018
Prospectus

Effective September 1, 2018, Margaret Banfield no longer serves as co-manager of Energy Service Portfolio.

Effective September 1, 2018, the following information replaces similar information for Energy Service Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ben Shuleva (lead portfolio manager) has managed the fund since August 2013.

Maurice Fitzmaurice (co-manager) has managed the fund since September 2018.

It is expected that Mr. Fitzmaurice will assume solo portfolio manager responsibilities for the fund after a transition period of approximately six months and Mr. Shuleva will no longer manage the fund at that time.

Effective September 1, 2018, the following information replaces the biographical information for Energy Service Portfolio found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Ben Shuleva is lead portfolio manager of Energy Service Portfolio and portfolio manager of Natural Gas Portfolio, which he has managed since August 2013 and October 2017, respectively. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

Maurice Fitzmaurice is co-manager of Energy Service Portfolio, which he has managed since September 2018. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as research analyst and portfolio manager.

It is expected that Mr. Fitzmaurice will assume solo portfolio manager responsibilities for the fund after a transition period of approximately six months and Mr. Shuleva will no longer manage the fund at that time.

SELNR-18-04 1.913321.122	August 22, 2018

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 28, 2018
Prospectus

Effective September 1, 2018, the following information replaces similar information for Consumer Finance Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Shilpa Mehra (lead portfolio manager) has managed the fund since April 2012.

Chuck Culp (co-manager) has managed the fund since September 2018.

It is expected that Mr. Culp will assume solo portfolio manager responsibilities for the fund after a transition period and Ms. Mehra will no longer manage the fund at that time.

Effective September 1, 2018, the following information replaces the biographical information for Consumer Finance Portfolio found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Shilpa Mehra is lead portfolio manager of Consumer Finance Portfolio, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Mehra has worked as a research analyst and portfolio manager.

Chuck Culp is co-manager of Consumer Finance Portfolio, which he has managed since September 2018. Since joining Fidelity Investments in 2012, Mr. Culp has worked as a research analyst and portfolio manager.

It is expected that Mr. Culp will assume solo portfolio manager responsibilities for the fund after a transition period and Ms. Mehra will no longer manage the fund at that time.

SELFIN-18-01 1.916419.126	August 22, 2018